[SRSY Letterhead]

Samuel K. Goldstein
Sgoldstein@stradley.com
215.564.8128

June 24, 2011

Via EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:                Delaware Enhanced Global Dividend and Income Fund
               Registration Statement on Form N-14 under the Securities Act of 1933
               Investment Company Act No. 811-22050

Ladies and Gentlemen:

    Enclosed for filing, pursuant to the Securities Act of 1933, as amended, is a registration statement on Form N-14 (the “Registration Statement”) of Delaware Enhanced Global Dividend and Income Fund (the “Acquiring Fund”).  The Registration Statement is being filed to register common shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) that will be issued to the shareholders of Delaware Investments Global Dividend and Income Fund, Inc. (the “Target Fund”), in exchange for substantially all of the assets, and certain of the liabilities, of the Target Fund all pursuant to an Agreement and Plan of Reorganization that will be voted on by shareholders of the Target Fund and the Acquiring Fund at a joint special meeting of shareholders currently scheduled to be held on September 21, 2011.

    The Acquiring Fund has calculated a filing fee on the N-14 cover page and has wired $4,305.15 to the U.S. Securities and Exchange Commission.

    We anticipate requesting that the Registration Statement be declared effective by July 20, 2011.

    Questions related to this filing should be directed to Samuel K. Goldstein, Esq. at (215) 564-8128, or to Michael D. Mabry, Esq. at (215) 564-8011.

Very truly yours,

/s/ Samuel K. Goldstein
Samuel K. Goldstein

Enclosures